Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	December 31, 2021	December 31, 2020	December 31, 2019
Cash and cash equivalents	$129,410	$65,663	$139,170
Restricted cash	346	—	—
Total	$129,756	$65,663	$139,170